Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Diluted weighted average shares outstanding	[1]					2,850,155
Diluted net income (loss) per share						$ 0.00
Class A Ordinary Shares
Diluted weighted average shares outstanding		12,168,875			9,143,464
Diluted net income (loss) per share		$ 0.07			$ 0.11
Class B Ordinary Shares
Diluted weighted average shares outstanding		4,935,622	1,390,110	698,895	4,935,622
Diluted net income (loss) per share		$ 0.07			$ 0.11

[1]	Excludes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).